Notes to the consolidated statements of income (Tables)	12 Months Ended
Dec. 31, 2022
Notes to the consolidated statements of income
Schedule of revenue

Revenue
in € THOUS
	2022			2021			2020
	Revenue from			Revenue from			Revenue from
	contracts with	Other		contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total	customers	revenue	Total

Health care services	14,966,580	451,489	15,418,069	13,479,438	396,844	13,876,282	13,810,589	303,810	14,114,399
Health care products	3,876,321	103,627	3,979,948	3,623,951	118,452	3,742,403	3,639,995	104,669	3,744,664

Total	18,842,901	555,116	19,398,017	17,103,389	515,296	17,618,685	17,450,584	408,479	17,859,063

Schedule of trade accounts receivables from unrelated parties and contract liabilities

Trade accounts receivables from unrelated parties and contract liabilities in € THOUS
	2022	2021

Trade accounts receivables from unrelated parties	3,381,006	3,309,353
Contract liabilities	63,273	428,034

Schedule of unsatisfied performance obligations

Unsatisfied performance obligations
in € THOUS
	2022	2021

1 year	283,208	686,505
1 - 3 years	342,274	383,682
3 - 5 years	266,302	256,922
5 - 10 years	74,524	101,788
Total	966,308	1,428,897

Schedule of notable general and administrative expenses

Notable general and administrative expenses
in € THOUS
	2022	2021	2020
Impairment Loss in the Latin America Segment	—	—	194,468
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	(83,212)	(44,300)	(39,540)
Reimbursement payments and funding received related to economic assistance programs to address the consequences of the COVID-19 pandemic	(49,652)	(8,716)	(27,414)
Net (gain) loss from changes in the fair value of investments, mainly related to equity investments	96,423	66,151	(20,938)
(Gain) loss from right-of-use assets	(18,692)	(4,975)	(12,867)
Net (gain) loss from the sale of investments and divestitures	(47,733)	(4,054)	(41,938)
Net (gain) loss related to variable payments outstanding for acquisitions, mainly due to revaluation	(3,904)	(6,716)	(1,996)
Impairment loss on property, plant and equipment, intangible assets and right-of-use assets	118,229	36,554	2,758
Net (gain) loss from the sale of fixed and intangible assets	18,936	(21,141)	17,358
Costs related to the InterWell Health transaction	24,367	—	—
Costs related to U.S. ballot initiatives	22,514	—	26,069

Schedule of cost of materials

Cost of materials
in € THOUS
	2022	2021	2020

Cost of raw materials, supplies and purchased components	3,939,649	3,622,169	3,668,053
Cost of purchased services	280,913	240,699	236,302
Cost of materials	4,220,562	3,862,868	3,904,355

Schedule of personnel expenses

Personnel expenses
in € THOUS
	2022	2021	2020

Wages and salaries	6,390,322	5,618,236	5,753,795
Social security contributions and cost of retirement benefits and social assistance	1,549,075	1,343,882	1,313,612
thereof retirement benefits	217,165	189,176	181,347
Personnel expenses	7,939,397	6,962,118	7,067,407

Schedule of employees by function

The Company employed the following personnel on a total headcount basis, on average, for the following years:

Employees by function(1)
	2022	2021	2020

Production and services	111,472	112,201	113,628
Administration	12,166	13,216	13,386
Sales and marketing	4,877	4,648	4,085
Research and development	1,226	1,245	1,242
Total employees	129,741	131,310	132,341
(1)

The figures for 2021 and 2020 have been adjusted from full-time equivalents to total headcount to conform with the current year’s presentation. The Company believes this information provides a more accurate assessment of the number of employees working for the Company and provides additional insight regarding the composition of its personnel expenses incurred for the years presented.

Schedule of income before income taxes according to region

Income before income taxes
in € THOUS
	2022	2021	2020

Germany	(30,186)	81,246	160,866
United States	829,699	1,090,797	1,487,931
Other	419,766	399,818	287,593
Total	1,219,279	1,571,861	1,936,390

Schedule of income tax expense (benefit)

Income tax expense (benefit)
in € THOUS
	2022	2021	2020
Current
Germany	(5,423)	(11,675)	17,879
United States	190,058	181,714	242,062
Other	181,790	115,535	129,512
	366,425	285,574	389,453
Deferred
Germany	16,963	18,404	27,844
United States	(13,767)	47,018	95,444
Other	(44,667)	1,837	(12,183)
	(41,471)	67,259	111,105
Total	324,954	352,833	500,558

Schedule of reconciliation of expected and actual income tax expense

Reconciliation of income taxes
in € THOUS
	2022	2021	2020

Expected corporate income tax expense	367,491	473,759	584,983
Tax free income	(53,282)	(41,566)	(51,231)
Income from equity method investees	(24,909)	(26,722)	(28,510)
Tax rate differentials	(39,064)	(40,604)	(71,755)
Non-deductible expenses(1)	77,465	50,682	106,437
Taxes for prior years	(848)	(38,502)	(2,748)
Noncontrolling partnership interests	(54,636)	(65,489)	(70,300)
Tax rate changes	(359)	3,543	4,221
Change in realizability of deferred tax assets and tax credits	33,683	20,736	12,627
Withholding taxes	9,160	5,912	4,858
Other	10,253	11,084	11,976
Income tax expense	324,954	352,833	500,558

Effective tax rate	26.7%	22.4%	25.9%
(1)	Non-deductible tax expenses for the year ended December 31, 2020 included €58,749 related to the Impairment Loss in the Latin America Segment discussed above.

Schedule of deferred income taxes and net operating loss carryforwards

Deferred income tax assets and liabilities
in € THOUS
	2022	2021
Deferred tax assets
Trade accounts receivable	23,448	21,407
Inventories	62,663	73,078
Intangible assets	6,875	5,587
Property, plant and equipment and other non-current assets	86,182	83,946
Lease liabilities	894,451	904,265
Provisions and other liabilities	212,167	197,765
Pension liabilities	93,431	168,278
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	113,713	97,287
Derivatives	1,893	4,211
Compensation expense related to stock options	1,190	1,763
Other	73,882	40,562
Total deferred tax assets	1,569,895	1,598,149

Deferred tax liabilities
Trade accounts receivable	27,311	47,378
Inventories	5,875	3,808
Intangible assets	886,696	834,190
Property, plant and equipment and other non-current assets	267,064	276,922
Right-of-use assets	793,855	818,314
Provisions and other liabilities	6,533	15,423
Pension liabilities	65	—
Derivatives	4,204	700
Other	202,088	154,506
Total deferred tax liabilities	2,193,691	2,151,241
Net deferred tax liabilities	(623,796)	(553,092)

Net deferred income tax assets and liabilities
in € THOUS
	2022	2021

Deferred tax assets	312,679	315,360
Deferred tax liabilities	936,475	868,452
Net deferred tax liabilities	(623,796)	(553,092)

Net operating loss carryforwards
in € THOUS
For the year ended December 31, 2022		For the year ended December 31, 2021
2023	19,274	2022	14,422
2024	14,979	2023	13,972
2025	27,238	2024	21,400
2026	50,856	2025	40,610
2027	75,953	2026	59,632
2028	28,295	2027	25,465
2029	53,910	2028	5,826
2030	2,999	2029	4,484
2031	1,672	2030	2,520
2032 and thereafter	131,039	2031 and thereafter	47,494
Without expiration date	420,026	Without expiration date	291,848
Total	826,241	Total	527,673